Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.62894%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,896,215.33

Principal:
Principal Collections	$30,359,467.04
Prepayments in Full	$14,220,271.22
Liquidation Proceeds	$586,092.05
Recoveries	$63,904.83
Sub Total	$45,229,735.14
Collections	$48,125,950.47

Purchase Amounts:
Purchase Amounts Related to Principal	$232,457.79
Purchase Amounts Related to Interest	$968.03
Sub Total	$233,425.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,359,376.29

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,359,376.29
Servicing Fee	$993,742.42	$993,742.42	$0.00	$0.00	$47,365,633.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,365,633.87
Interest - Class A-2a Notes	$246,722.49	$246,722.49	$0.00	$0.00	$47,118,911.38
Interest - Class A-2b Notes	$152,459.25	$152,459.25	$0.00	$0.00	$46,966,452.13
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$46,032,974.63
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$45,713,690.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,713,690.63
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$45,605,257.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,605,257.71
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$45,528,361.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,528,361.88
Regular Principal Payment	$41,469,444.50	$41,469,444.50	$0.00	$0.00	$4,058,917.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,058,917.38
Residual Released to Depositor	$0.00	$4,058,917.38	$0.00	$0.00	$0.00
Total		$48,359,376.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,469,444.50
Total					$41,469,444.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,422,517.64	$56.03	$246,722.49	$0.47	$29,669,240.13	$56.50
Class A-2b Notes	$12,046,926.86	$56.03	$152,459.25	$0.71	$12,199,386.11	$56.74
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$41,469,444.50	$22.47	$1,837,271.99	$1.00	$43,306,716.49	$23.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$164,481,657.74	0.3132387	$135,059,140.10	0.2572065
Class A-2b Notes	$67,346,327.19	0.3132387	$55,299,400.33	0.2572065
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,058,787,984.93	0.5736636	$1,017,318,540.43	0.5511950

Pool Information
Weighted Average APR	2.815%	2.806%
Weighted Average Remaining Term	44.41	43.59
Number of Receivables Outstanding	57,714	56,594
Pool Balance	$1,192,490,908.32	$1,146,514,770.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,103,601,917.36	$1,061,442,830.80
Pool Factor	0.5970385	0.5740199

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$85,071,939.62
Targeted Overcollateralization Amount	$129,196,229.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$129,196,229.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		128	$577,849.80
(Recoveries)		78	$63,904.83
Net Loss for Current Collection Period			$513,944.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5172%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6293%
Second Prior Collection Period			0.6134%
Prior Collection Period			0.6126%
Current Collection Period			0.5273%
Four Month Average (Current and Prior Three Collection Periods)			0.5957%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2118	$7,001,436.98
(Cumulative Recoveries)			$528,535.29
Cumulative Net Loss for All Collection Periods			$6,472,901.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3241%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,305.68
Average Net Loss for Receivables that have experienced a Realized Loss			$3,056.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	485	$11,689,211.03
61-90 Days Delinquent	0.12%	56	$1,364,144.64
91-120 Days Delinquent	0.02%	8	$219,805.23
Over 120 Days Delinquent	0.03%	17	$375,814.39
Total Delinquent Receivables	1.19%	566	$13,648,975.29

Repossession Inventory:
Repossessed in the Current Collection Period		32	$925,918.89
Total Repossessed Inventory		47	$1,367,853.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1428%
Prior Collection Period			0.1403%
Current Collection Period			0.1431%
Three Month Average			0.1421%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1709%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer